Taxation (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Disclosure of geographical areas [line items]
Taxation	£ 537	£ 530
Corporate tax receivables	173	68	£ 190
Current tax liabilities, current	364	£ 336	246
Current tax provisions	£ 154		£ 189
Effective tax rate	22.40%	21.60%
Great Britain
Disclosure of geographical areas [line items]
Taxation	£ 89	£ 133
Foreign
Disclosure of geographical areas [line items]
Taxation	£ 448	£ 397